Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
Pursuant to the Exchange Act, we are required to disclose in this proxy statement certain information comparing the total compensation of our Chief Executive Officer (our “CEO”) and the average total compensation of our other named executive officers (whom we also refer to below as our “NEOs”), in each case both as reported in the Summary Compensation Table presented in this proxy statement and as “compensation actually paid” to such named executive officers as determined pursuant to applicable SEC rules, to the Company’s performance as presented in the table below.

Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial $100 Investment Based On:		Net Income ($ Millions)	Revenue ($ Millions)
					ChargePoint TSR	Peer Group TSR (3)

2023	$16,755,533	$12,734,139	$7,444,668	$6,379,049	$121	$118	$(345.1)	$468.1

2022	$58,679,085	$(43,687,041)	$6,277,153	$(842,989)	$139	$149	$(132.2)	$241.0

2021	$859,167	$118,772,104	$598,305	$16,150,311	$381	$132	$(197.0)	$146.5

(1)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table:

		CEO
		2021	2022	2023
	Summary Compensation Table Total	$859,167	$58,679,085	$16,755,533
Less:	Grant Date Fair Value of Equity Awards	+$0	$(43,823,305)	$(15,748,310)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+$52,485,939	+$0	+$14,905,745
Plus/Minus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+$0	+$0	+$0
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+$59,540,855	$(49,918,633)	$(3,210,594)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+$5,886,144	$(8,624,187)	+$31,767

=	Compensation Actually Paid	$118,772,104	$(43,687,041)	$12,734,139

		Average of Other NEOs
		2021	2022	2023
	Summary Compensation Table Total	$598,305	$6,277,153	$7,444,668
Less:	Grant Date Fair Value of Equity Awards	+$0	$(4,095,000)	$(6,835,537)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+$0	+$1,350,375	+$5,517,011

		Average of Other NEOs
		2021	2022	2023
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+$0	+$980,063	+$257,989
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+$13,741,281	$(2,594,101)	$(128,026)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+$1,810,725	$(2,761,479)	+$122,944

=	Compensation Actually Paid	$16,150,311	$(842,989)	$6,379,049

*
All performance-based PRSU award valuations included in Compensation Actually Paid values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values, and all stock option valuations included in Compensation Actually Paid values were performed using the Black-Scholes option pricing model in a manner consistent with the process used to determine stock option grant date fair values (refer to our annual report for additional detail).

(1)	The other NEOs in each covered year were as follows:
2023 - Rick Wilmer, Rex Jackson, Michael Hughes, Eric Sidle
2022 - Rex Jackson, Michael Hughes, Colleen Jansen, Eric Sidle, Christopher Burghardt
2021 - Michael Hughes, Christopher Burghardt

(2)	S&P Application Software index, consistent with our stock performance chart in our annual report.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The other NEOs in each covered year were as follows:
2023 - Rick Wilmer, Rex Jackson, Michael Hughes, Eric Sidle
2022 - Rex Jackson, Michael Hughes, Colleen Jansen, Eric Sidle, Christopher Burghardt
2021 - Michael Hughes, Christopher Burghardt

Peer Group Issuers, Footnote [Text Block]	S&P Application Software index, consistent with our stock performance chart in our annual report.
PEO Total Compensation Amount	$ 16,755,533	$ 58,679,085	$ 859,167
PEO Actually Paid Compensation Amount	$ 12,734,139	(43,687,041)	118,772,104
Adjustment To PEO Compensation, Footnote [Text Block]

		CEO
		2021	2022	2023
	Summary Compensation Table Total	$859,167	$58,679,085	$16,755,533
Less:	Grant Date Fair Value of Equity Awards	+$0	$(43,823,305)	$(15,748,310)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+$52,485,939	+$0	+$14,905,745
Plus/Minus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+$0	+$0	+$0
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+$59,540,855	$(49,918,633)	$(3,210,594)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+$5,886,144	$(8,624,187)	+$31,767

=	Compensation Actually Paid	$118,772,104	$(43,687,041)	$12,734,139

		Average of Other NEOs
		2021	2022	2023
	Summary Compensation Table Total	$598,305	$6,277,153	$7,444,668
Less:	Grant Date Fair Value of Equity Awards	+$0	$(4,095,000)	$(6,835,537)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+$0	+$1,350,375	+$5,517,011

		Average of Other NEOs
		2021	2022	2023
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+$0	+$980,063	+$257,989
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+$13,741,281	$(2,594,101)	$(128,026)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+$1,810,725	$(2,761,479)	+$122,944

=	Compensation Actually Paid	$16,150,311	$(842,989)	$6,379,049

*
All performance-based PRSU award valuations included in Compensation Actually Paid values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values, and all stock option valuations included in Compensation Actually Paid values were performed using the Black-Scholes option pricing model in a manner consistent with the process used to determine stock option grant date fair values (refer to our annual report for additional detail).

Non-PEO NEO Average Total Compensation Amount	$ 7,444,668	6,277,153	598,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,379,049	(842,989)	16,150,311
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		CEO
		2021	2022	2023
	Summary Compensation Table Total	$859,167	$58,679,085	$16,755,533
Less:	Grant Date Fair Value of Equity Awards	+$0	$(43,823,305)	$(15,748,310)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+$52,485,939	+$0	+$14,905,745
Plus/Minus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+$0	+$0	+$0
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+$59,540,855	$(49,918,633)	$(3,210,594)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+$5,886,144	$(8,624,187)	+$31,767

=	Compensation Actually Paid	$118,772,104	$(43,687,041)	$12,734,139

		Average of Other NEOs
		2021	2022	2023
	Summary Compensation Table Total	$598,305	$6,277,153	$7,444,668
Less:	Grant Date Fair Value of Equity Awards	+$0	$(4,095,000)	$(6,835,537)
Plus:	Year End Fair Value of Equity Awards Granted in the Year*	+$0	+$1,350,375	+$5,517,011

		Average of Other NEOs
		2021	2022	2023
Plus:	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year*	+$0	+$980,063	+$257,989
	Change in Fair Value of Unvested Equity Awards Granted in Prior Years*	+$13,741,281	$(2,594,101)	$(128,026)
	Change in Fair Value of Equity Awards From Prior Years that Vested in the Covered Year*	+$1,810,725	$(2,761,479)	+$122,944

=	Compensation Actually Paid	$16,150,311	$(842,989)	$6,379,049

*
All performance-based PRSU award valuations included in Compensation Actually Paid values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine their grant date fair values, and all stock option valuations included in Compensation Actually Paid values were performed using the Black-Scholes option pricing model in a manner consistent with the process used to determine stock option grant date fair values (refer to our annual report for additional detail).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following measures, in our assessment, represent the most i mport
ant financial performance measures that link Compensation Actually Paid to our
named executive officers, for fiscal 2023, to ChargePoint’s performance:

1)	Revenue

2)	Adjusted EBITDA

3)	Absolute Stock Price Performance

Total Shareholder Return Amount	$ 121	139	381
Peer Group Total Shareholder Return Amount	118	149	132
Net Income (Loss)	$ (345,100,000)	$ (132,200,000)	$ (197,000,000)
Company Selected Measure Amount	468,100,000	241,000,000	146,500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Stock Price Performance
PEO [Member] | Grand Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,748,310)	$ (43,823,305)	$ 0
PEO [Member] | Year End Fair Value of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,905,745	0	52,485,939
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,210,594)	(49,918,633)	59,540,855
PEO [Member] | Change In Fair Value Of Equity Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,767	(8,624,187)	5,886,144
Non-PEO NEO [Member] | Grand Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,835,537)	(4,095,000)	0
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,517,011	1,350,375	0
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	257,989	980,063	0
Non-PEO NEO [Member] | Change In Fair Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(128,026)	(2,594,101)	13,741,281
Non-PEO NEO [Member] | Change In Fair Value Of Equity Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 122,944	$ (2,761,479)	$ 1,810,725